Schedule of Investments (unaudited)

November 30, 2022

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 40.8%
FHLMC — 5.6%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	10/1/36	$15,213	$15,871
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38	107,635	113,081
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	10/1/42-3/1/43	291,636	274,856
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	10/1/48	181,967	184,149
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	2/1/51-4/1/51	3,798,394	3,179,846
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/51	77,017,109	63,663,302	(a)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.619%)	2.878%	11/1/47	1,284,103	1,240,098	(b)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.621%)	3.089%	2/1/50	2,476,972	2,383,586	(b)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.628%)	3.008%	11/1/48	6,610,722	6,268,663	(b)
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.284%)	2.106%	3/1/47	1,121,327	1,065,813	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	12,068	12,580
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	3/1/39	12,384	13,505
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	9/1/39	41,434	44,016
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/39	83,266	87,786
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	4/1/43-7/1/43	621,875	602,242

Total FHLMC				79,149,394

FNMA — 8.1%
Federal National Mortgage Association (FNMA)	2.560%	11/1/31	4,593,666	4,036,644
Federal National Mortgage Association (FNMA)	6.000%	4/1/33-11/1/37	59,473	62,171
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-10/1/41	1,256,886	1,284,893

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2022 Quarterly Report	1

Schedule of Investments (unaudited) (cont’d)

November 30, 2022

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-8/1/37	$14,506	$15,167
Federal National Mortgage Association (FNMA)	4.500%	6/1/37-8/1/58	6,833,335	6,712,166
Federal National Mortgage Association (FNMA)	6.500%	11/1/37-5/1/40	231,552	248,135
Federal National Mortgage Association (FNMA)	7.000%	2/1/39	17,837	19,354
Federal National Mortgage Association (FNMA)	4.000%	10/1/42-6/1/57	4,887,241	4,716,175
Federal National Mortgage Association (FNMA)	3.000%	6/1/43-11/1/48	8,172,258	7,509,263
Federal National Mortgage Association (FNMA)	2.000%	8/1/50-9/1/50	27,250,156	22,635,753	(a)
Federal National Mortgage Association (FNMA)	2.000%	8/1/50-2/1/52	18,202,478	15,153,271
Federal National Mortgage Association (FNMA)	5.000%	2/1/52	50,300,000	50,054,395	(c)
Federal National Mortgage Association (FNMA)	2.500%	9/1/61	1,814,707	1,519,736

Total FNMA				113,967,123

GNMA — 27.1%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	33,076,662	30,737,291
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	4,240,914	4,033,266
Government National Mortgage Association (GNMA)	4.000%	3/15/50	64,857	62,172
Government National Mortgage Association (GNMA)	4.000%	2/1/52	58,900,000	56,290,914	(c)
Government National Mortgage Association (GNMA) II	6.000%	8/20/37-12/20/41	583,830	619,945
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-12/20/50	30,142,468	29,937,189
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-4/20/50	6,335,776	6,400,436
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-2/20/50	34,240,295	32,289,763
Government National Mortgage Association (GNMA) II	4.000%	9/20/45-4/20/50	13,310,315	12,887,324

See Notes to Schedule of Investments.

2	Western Asset SMASh Series M Fund 2022 Quarterly Report

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	3.000%	8/20/46-3/20/52	$16,231,402	$14,739,881
Government National Mortgage Association (GNMA) II	2.000%	12/20/50-3/20/51	14,827,617	12,485,999
Government National Mortgage Association (GNMA) II	2.500%	12/20/50-10/20/51	54,324,839	47,910,039
Government National Mortgage Association (GNMA) II	3.000%	1/1/52	3,700,000	3,346,002	(c)
Government National Mortgage Association (GNMA) II	5.000%	2/1/52	28,000,000	27,973,750	(c)
Government National Mortgage Association (GNMA) II	5.500%	2/1/52	39,100,000	39,524,014	(c)
Government National Mortgage Association (GNMA) II	2.500%	1/15/53	18,600,000	16,370,180	(c)
Government National Mortgage Association (GNMA) II	4.500%	1/20/53	32,300,000	31,647,691	(c)
Government National Mortgage Association (GNMA) II	6.000%	2/15/53	12,500,000	12,729,420	(c)

Total GNMA				379,985,276

Total Mortgage—Backed Securities (Cost — $585,957,928)				573,101,793

Collateralized Mortgage Obligations (d) — 39.8%
Alternative Loan Trust, 2005-24 1A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.310%)	2.999%	7/20/35	231,426	188,506	(b)
Alternative Loan Trust, 2005-57CB 4A3	5.500%	12/25/35	224,176	136,422
American Home Mortgage Investment Trust, 2005-1 1A3 (1 mo. USD LIBOR + 0.620%)	4.206%	6/25/45	659,770	645,619	(b)
AREIT Trust, 2021-CRE5 A (1 mo. USD LIBOR + 1.080%)	4.991%	11/17/38	6,255,858	6,013,756	(b)(e)
BDS, 2021-FL8 A (1 mo. USD LIBOR + 0.920%)	4.859%	1/18/36	1,127,449	1,085,512	(b)(e)
Benchmark Mortgage Trust, 2020-B21 B	2.458%	12/17/53	13,020,000	9,822,413
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	5.125%	7/15/35	11,150,000	10,709,957	(b)(e)
BX, 2021-MFM1 A (1 mo. USD LIBOR + 0.700%)	4.575%	1/15/34	3,000,000	2,900,831	(b)(e)
BX Commercial Mortgage Trust, 2021-VOLT A (1 mo. USD LIBOR + 0.700%)	4.575%	9/15/36	22,570,000	21,637,085	(b)(e)
BX Commercial Mortgage Trust, 2021-XL2 A (1 mo. USD LIBOR + 0.689%)	4.564%	10/15/38	41,127,614	39,292,179	(b)(e)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2022 Quarterly Report	3

Schedule of Investments (unaudited) (cont’d)

November 30, 2022

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
BX Mortgage Trust, 2021-PAC A (1 mo. USD LIBOR + 0.689%)	4.565%	10/15/36	$35,380,000	$33,820,322	(b)(e)
BX Trust, 2019-OC11 B	3.605%	12/9/41	3,200,000	2,649,800	(e)
BX Trust, 2021-ARIA A (1 mo. USD LIBOR + 0.899%)	4.774%	10/15/36	19,205,000	18,066,675	(b)(e)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2003-4A A1 (1 mo. USD LIBOR + 0.680%)	4.724%	10/25/34	1,164,580	1,077,414	(b)(e)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	180,000	173,381
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	160,000	149,983	(b)
Commercial Mortgage Trust, 2013-CR12 C	5.216%	10/10/46	80,000	55,200	(b)
Commercial Mortgage Trust, 2014-CR20 B	4.239%	11/10/47	1,680,000	1,567,448	(b)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	3,290,000	2,977,794	(e)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	13,113,502	11,862,930	(b)(e)
CSMC Trust, 2017-RPL3 B2	4.394%	8/1/57	17,218,433	15,879,050	(b)(e)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	10,000,000	8,287,911	(e)
CSMC Trust, 2020-TMIC A (1 mo. USD LIBOR + 3.000%)	6.875%	12/15/35	8,060,000	8,016,624	(b)(e)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	5,271,490	4,114,061	(b)(e)
CSMC Trust, 2021-RPL1 A1	1.668%	9/27/60	13,526,638	12,723,329	(b)(e)
CSMC Trust, 2021-RPL3 A1	2.000%	1/25/60	8,888,050	7,618,249	(b)(e)
CSMC Trust, 2021-RPL4 A1	1.796%	12/27/60	6,900,484	6,284,583	(b)(e)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	10,411,398	9,141,812	(b)(e)
CSMC Trust, 2022-7R 1A1	5.038%	10/25/66	20,144,322	20,193,631	(b)(e)
Extended Stay America Trust, 2021-ESH A (1 mo. USD LIBOR + 1.080%)	4.956%	7/15/38	8,483,110	8,173,526	(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	6,000,000	697,631	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K064 X1, IO	0.738%	3/25/27	48,484,319	1,051,189	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K091 X1, IO	0.705%	3/25/29	6,483,211	191,780	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K093 X1, IO	1.093%	5/25/29	5,954,033	289,116	(b)

See Notes to Schedule of Investments.

4	Western Asset SMASh Series M Fund 2022 Quarterly Report

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K118 X1, IO	1.052%	9/25/30	$11,426,756	$651,298	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K121 X1, IO	1.120%	10/25/30	54,361,206	3,264,608	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K122 X1, IO	0.973%	11/25/30	9,970,576	527,707	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K723 X1, IO	1.036%	8/25/23	102,251,441	424,845	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K740 X1, IO	0.842%	9/25/27	35,730,685	1,051,726	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1515 X1, IO	1.637%	2/25/35	45,298,208	5,466,166	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1516 X1, IO	1.629%	5/25/35	29,819,680	3,619,656	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.436%	7/25/35	40,244,635	4,302,538	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	13,683	14,169
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	2.077%	10/15/41	139,674	12,480	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	100,967	4,292
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	452,511	397,760
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	1,306,620	178,605
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	374,747	55,602
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (1 mo. USD LIBOR + 1.850%)	5.866%	2/25/50	3,784,150	3,758,045	(b)(e)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2022 Quarterly Report	5

Schedule of Investments (unaudited) (cont’d)

November 30, 2022

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 M2 (30 Day Average SOFR + 2.100%)	5.621%	10/25/33	$25,300,000	$23,893,520	(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	0.000%	2/15/38	936,955	36,377	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA3 M3F (1 mo. USD LIBOR + 3.700%)	7.716%	4/25/28	2,817,313	2,864,675	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	5.821%	8/25/33	16,930,000	16,380,293	(b)(e)
Federal National Mortgage Association (FNMA) — CAS, 2013-C01 M2 (1 mo. USD LIBOR + 5.250%)	9.266%	10/25/23	6,170,570	6,273,221	(b)
Federal National Mortgage Association (FNMA) — CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	8.416%	1/25/24	10,483,179	10,582,898	(b)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1M2 (30 Day Average SOFR + 1.550%)	5.071%	10/25/41	8,870,000	8,524,541	(b)(e)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,000,000	2,770,742
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	531,602	478,610
Federal National Mortgage Association (FNMA) ACES, 2019-M19 X2, IO	0.740%	9/25/29	34,113,597	1,153,295	(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M22 A2	2.522%	8/25/29	12,420,011	11,136,568
Federal National Mortgage Association(FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	709,173	658,508
Federal National Mortgage Association (FNMA) ACES, 2019-M28 XA2, IO	0.651%	2/25/30	9,134,793	262,009	(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 XA3, IO	1.037%	2/25/30	16,424,663	770,085	(b)
Federal National Mortgage Association (FNMA) ACES, 2020-M4 1X2, IO	0.843%	2/25/28	5,587,181	177,060	(b)
Federal National Mortgage Association (FNMA) ACES, 2020-M4 1X3, IO	1.123%	2/25/28	30,341,684	1,290,125	(b)

See Notes to Schedule of Investments.

6	Western Asset SMASh Series M Fund 2022 Quarterly Report

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
Federal National Mortgage Association (FNMA) ACES, 2020-M26 X3, IO	1.819%	1/25/28	$10,729,960	$604,980	(b)
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.596%	9/25/34	2,860,963	232,337	(b)
Federal National Mortgage Association (FNMA) ACES, 2020-M51 X3, IO	0.116%	12/25/30	74,520,000	409,309	(b)
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.632%	12/25/33	38,455,147	3,221,765	(b)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	206,032	211,630
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	1,420	1,447
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	10,777	9,513
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	2.584%	7/25/42	34,256	3,614	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	216,774	9,759
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	2.134%	12/25/42	289,267	32,073	(b)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	63,213	64,685
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	138,298	20,804
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	427,345	71,454
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IB, IO	3.500%	7/25/28	523,418	26,775
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	0.000%	8/25/44	710,258	30,554	(b)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	944,530	569,141
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	9,658	1,966
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	6,338	1,148
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	3,329	691	(b)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2022 Quarterly Report	7

Schedule of Investments (unaudited) (cont’d)

November 30, 2022

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	$3,387	$760	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	5,845	911
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	8,216	1,679
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	31,550	5,462
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	65,892	2,926
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	50,999	8,005
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	568,779	558,162	(b)(e)
FRESB Mortgage Trust, 2015-SB7 A10 (2.950% to 11/25/25 then 1 mo. USD LIBOR + 0.700%)	2.950%	9/25/35	1,763,868	1,694,455	(b)
GMACM Mortgage Loan Trust, 2006-AR1 1A1	2.984%	4/19/36	349,028	261,572	(b)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	2.711%	1/20/40	4,124	52	(b)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	31,561	112
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	3.593%	11/20/60	448,422	444,581	(b)
Government National Mortgage Association (GNMA), 2011-H11 FB (1 mo. USD LIBOR + 0.500%)	3.643%	4/20/61	583,370	578,500	(b)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000x1mo. USD LIBOR + 6.600%)	2.713%	4/16/42	1,506,246	193,420	(b)
Government National Mortgage Association (GNMA), 2013-105 IO, IO	0.219%	6/16/54	14,982,506	36,873	(b)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.148%	1/16/55	55,714,855	287,422	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.192%	5/16/55	7,858,320	66,996	(b)
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	426,435	74,209

See Notes to Schedule of Investments.

8	Western Asset SMASh Series M Fund 2022 Quarterly Report

Western Asset Smash Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
Government National Mortgage Association (GNMA), 2015-36 MI, IO	5.500%	3/20/45	$588,799	$108,440
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	237,383	38,040
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.680%	2/16/57	911,768	34,001	(b)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	3.443%	5/20/68	939,617	932,722	(b)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	3,969,180	3,603,679
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	1,573,198	250,749
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	599,441	92,477
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	641,743	93,492
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	665,130	97,891
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	422,447	62,121
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	659,441	92,304
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	2,192,775	298,412
Government National Mortgage Association (GNMA), 2020-171 IO, IO	0.958%	10/16/60	85,429,019	5,655,338	(b)
Government National Mortgage Association (GNMA), 2020-H09 FL (1 mo. USD LIBOR + 1.150%)	2.886%	5/20/70	1,663,424	1,626,991	(b)
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. USD LIBOR + 1.250%)	4.393%	4/20/70	2,540,048	2,540,580	(b)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	3.643%	7/20/70	254,222	244,033	(b)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	3.142%	7/20/70	105,441	100,786	(b)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2022 Quarterly Report	9

Schedule of Investments (unaudited) (cont’d)

November 30, 2022

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. USD LIBOR + 0.400%)	3.543%	8/20/70	$2,981,366	$2,943,707	(b)
GS Mortgage Securities Corp. Trust, 2018- GS9 B	4.321%	3/10/51	1,725,000	1,508,482	(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	500,000	486,616	(b)
GS Mortgage Securities Corp. Trust, 2021-ROSS C (1 mo. USD LIBOR + 2.000%)	5.876%	5/15/26	5,190,000	4,602,620	(b)(e)
GS Mortgage Securities Corp. Trust, 2021-ROSS D (1 mo. USD LIBOR + 2.500%)	6.376%	5/15/26	8,660,000	7,519,087	(b)(e)
GS Mortgage-Backed Securities Corp. Trust, 2018-RPL1 A1A	3.750%	10/25/57	12,328,899	11,882,155	(e)
GS Mortgage-Backed Securities Corp. Trust, 2021-RPL1 A2	2.000%	12/25/60	16,090,000	12,841,324	(b)(e)
HomeBanc Mortgage Trust, 2004-2 A1 (1 mo. USD LIBOR + 0.740%)	4.784%	12/25/34	1,288,844	1,187,788	(b)
IMPAC CMB Trust, 2004-7 1A1 (1 mo. USD LIBOR + 0.740%)	4.784%	11/25/34	2,574,052	2,505,203	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-C20, C	4.712%	7/15/47	700,000	624,107	(b)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	447,953	246,471
JPMorgan Mortgage Trust, 2015-5 A9	4.401%	5/25/45	502,414	483,839	(b)(e)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	2,011,102	1,769,161	(b)(e)
JPMorgan Resecuritization Trust, 2014-6 1A2 (1 mo. USD LIBOR + 0.210%)	2.617%	7/27/36	4,623,463	4,110,453	(b)(e)
Legacy Mortgage Asset Trust, 2020-GS5 A1, Step bond (3.250% to 8/25/23, 6.250% to 8/25/24 then 7.250%)	3.250%	6/25/60	6,073,400	5,880,926	(b)(e)
MASTR Adjustable Rate Mortgages Trust, 2005-7 3A1	3.019%	9/25/35	55,800	34,467	(b)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1	3.287%	3/25/36	314,767	201,505	(b)
New Residential Mortgage Loan Trust, 2016-3A A1B	3.250%	9/25/56	2,747,810	2,508,122	(b)(e)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	3,645,044	3,350,689	(b)(e)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	11,207,838	10,474,646	(b)(e)
New Residential Mortgage Loan Trust, 2019-2A A1	4.250%	12/25/57	14,722,199	13,987,280	(b)(e)

See Notes to Schedule of Investments.

10	Western Asset SMASh Series M Fund 2022 Quarterly Report

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	$5,441,883	$4,540,097	(b)(e)
OPG Trust, 2021-PORT D (1 mo. USD LIBOR + 1.131%)	5.006%	10/15/36	2,583,861	2,389,885	(b)(e)
PFP Ltd., 2021-8 A (1 mo. USD LIBOR + 1.000%)	4.904%	8/9/37	4,601,450	4,419,757	(b)(e)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	17,819,361	14,269,398	(b)(e)
RALI Trust, 2006-QO7 3A2 (1 mo. USD LIBOR + 0.410%)	4.454%	9/25/46	294,808	268,799	(b)
RAMP Trust, 2005-SL1 A7	8.000%	5/25/32	18,015	12,025
Regal Trust IV, 1999-1 A (11th District Cost of Funds + 1.500%)	2.369%	9/29/31	153	147	(b)(e)
Residential Asset Securitization Trust, 2005- A15 1A4	5.750%	2/25/36	507,851	461,334
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. USD LIBOR + 1.150%)	5.025%	5/15/38	9,120,000	8,418,061	(b)(e)
SREIT Trust, 2021-PALM A (1 mo. USD LIBOR + 0.590%)	4.465%	10/15/34	12,605,000	11,957,215	(b)(e)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	3.739%	3/25/34	78,298	72,250	(b)
Structured Asset Mortgage Investments II Trust, 2005-AR7 4A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 2.150%)	3.839%	3/25/46	169,580	166,376	(b)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	3.858%	3/25/33	64,390	61,246	(b)
Towd Point Mortgage Trust, 2019-HY2 A1 (1 mo. USD LIBOR + 1.000%)	5.044%	5/25/58	7,617,881	7,513,053	(b)(e)
Towd Point Mortgage Trust, 2020-2 M1B	3.000%	4/25/60	8,740,000	6,665,259	(b)(e)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A1B2 (1 mo. USD LIBOR + 0.980%)	4.996%	11/25/34	4,348,668	3,923,813	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR9 A1A (1 mo. USD LIBOR + 0.640%)	4.684%	7/25/45	36,365	32,996	(b)
WFRBS Commercial Mortgage Trust, 2014- C24 B	4.204%	11/15/47	1,670,000	1,518,072	(b)

Total Collateralized Mortgage Obligations (Cost — $614,194,571)				559,927,972

Asset-Backed Securities — 17.3%
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/5/49	4,950,000	4,701,683	(e)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2022 Quarterly Report	11

Schedule of Investments (unaudited) (cont’d)

November 30, 2022

Western Asset SMASh Series M Fund
(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Arbor Realty Commercial Real Estate Notes Ltd., 2021-FL3 A (1 mo. USD LIBOR + 1.070%)	4.945%	8/15/34	$3,000,000	$2,880,015	(b)(e)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	8,654,000	7,470,278	(e)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. USD LIBOR + 0.900%)	4.944%	3/25/37	335,426	339,953	(b)(e)
Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A A, Step bond (4.213% to 12/16/24 then 6.500%)	4.213%	12/16/41	16,079,559	13,165,192	(b)(e)
BRSP Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.150%)	5.089%	8/19/38	5,490,000	5,320,788	(b)(e)
Countrywide Asset-Backed Certificates Trust, 2004-5 2A (1 mo. USD LIBOR + 0.500%)	4.544%	10/25/34	1,941,956	1,801,256	(b)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. USD LIBOR + 0.660%)	4.704%	7/25/36	12,740	12,351	(b)(e)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	8,690,997	8,295,332	(b)(e)
CSMC Trust, 2017-RPL1 M1	2.951%	7/25/57	20,370,000	16,832,982	(b)(e)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	251,766	228,949	(e)
Foundation Finance Trust, 2021-1A A	1.270%	5/15/41	4,139,455	3,705,686	(e)
Goodgreen Trust, 2021-1A A	2.660%	10/15/56	8,863,008	7,204,416	(e)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. USD LIBOR + 1.020%)	4.895%	7/15/39	3,880,000	3,713,285	(b)(e)
Hardee’s Funding LLC, 2021-1A A2	2.865%	6/20/51	8,571,500	6,818,266	(e)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	3,690,000	3,386,088	(e)
Hertz Vehicle Financing LLC, 2021-1A B	1.560%	12/26/25	8,690,000	7,919,531	(e)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	16,380,000	14,031,457	(e)
Hertz Vehicle Financing LP, 2021-2A B	2.120%	12/27/27	8,690,000	7,281,267	(e)
KREF Ltd., 2021-FL2 A (1 mo. USD LIBOR + 1.070%)	4.981%	2/15/39	4,360,000	4,205,221	(b)(e)
MASTR Asset-Backed Securities Trust, 2007-NCW A1 (1 mo. USD LIBOR + 0.300%)	4.344%	5/25/37	4,303,920	3,864,013	(b)(e)
MF1 Ltd., 2021-FL7 A (1 mo. USD LIBOR + 1.080%)	5.019%	10/16/36	3,560,000	3,405,616	(b)(e)
Morgan Stanley Mortgage Loan Trust, 2007-2AX 2A1 (1 mo. USD LIBOR + 0.180%)	4.224%	12/25/36	19,192	7,749	(b)
Navient Private Education Refi Loan Trust, 2019-FA A2	2.600%	8/15/68	11,390,185	10,538,239	(e)

See Notes to Schedule of Investments.

12	Western Asset SMASh Series M Fund 2022 Quarterly Report

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Navient Student Loan Trust, 2017-2A A (1 mo. USD LIBOR + 1.050%)	5.066%	12/27/66	$25,161,473	$24,639,750	(b)(e)
Navient Student Loan Trust, 2021-1A A1B (1 mo. USD LIBOR + 0.600%)	4.644%	12/26/69	2,572,197	2,489,645	(b)(e)
Nelnet Student Loan Trust, 2021-A B1	2.850%	4/20/62	17,500,000	14,034,015	(e)
Northstar Education Finance Inc., 2007-1 A3 (3 mo. USD LIBOR + 0.750%)	5.124%	1/29/46	2,157,794	2,149,972	(b)
Origen Manufactured Housing Contract Trust, 2007-A A2	6.040%	4/15/37	256,970	237,500	(b)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	4.286%	5/25/36	24,187	23,966	(b)(e)
RAAC Trust, 2006-SP1 M1 (1 mo. USD LIBOR + 0.600%)	4.644%	9/25/45	665,541	634,625	(b)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	4.022%	8/25/33	614,115	560,002	(b)
Renaissance Home Equity Loan Trust, 2007-3 AV2 (1 mo. USD LIBOR + 1.000%)	5.044%	9/25/37	183,051	153,864	(b)
Renaissance Home Equity Loan Trust, 2007-3 AV3 (1 mo. USD LIBOR + 1.800%)	5.844%	9/25/37	801,440	677,716	(b)
Residential Funding Securities Corp., 2002- RP2 A1 (1 mo. USD LIBOR + 1.500%)	5.544%	10/25/32	2,156	2,103	(b)(e)
SBA Small Business Investment Cos., 2017-10A 1	2.845%	3/10/27	814,367	769,076
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	3.963%	12/17/68	8,464,582	7,933,243	(b)(e)
SMB Private Education Loan Trust, 2020-A A2A	2.230%	9/15/37	14,091,070	12,797,048	(e)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	17,696,254	15,154,514	(e)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	10,000,000	8,723,263	(e)
SMB Private Education Loan Trust, 2021-C D	3.930%	1/15/53	6,233,000	5,525,410	(e)
Structured Asset Securities Corp., 2004-SC1 A	7.869%	12/25/29	7,945	6,841	(b)(e)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2001-SB1 A2	3.375%	8/25/31	74,503	73,337
Sunrun Vulcan Issuer LLC, 2021-1A A	2.460%	1/30/52	3,276,491	2,638,624	(e)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	8,241,935	6,059,404	(e)
UCFC Manufactured Housing Contract, 1998-2 A4	6.587%	10/15/29	139,001	138,636

Total Asset-Backed Securities (Cost — $274,076,098)				242,552,167

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2022 Quarterly Report	13

Schedule of Investments (unaudited) (cont’d)

November 30, 2022

Western Asset SMASh Series M Fund
(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 3.6%
Communication Services — 1.0%
Diversified Telecommunication Services — 0.3%
AT&T Inc., Senior Notes	2.250%	2/1/32	$1,100,000	$872,655
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	2,210,000	1,775,865
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	2,160,000	2,048,579

Total Diversified Telecommunication Services				4,697,099

Media — 0.4%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	900,000	745,592
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	2,890,000	2,293,617
Comcast Corp., Senior Notes	3.969%	11/1/47	1,460,000	1,188,486
Comcast Corp., Senior Notes	2.887%	11/1/51	1,170,000	782,360

Total Media				5,010,055

Wireless Telecommunication Services — 0.3%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	775,000	765,369	(e)
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	3,410,000	3,135,155

Total Wireless Telecommunication Services				3,900,524

Total Communication Services				13,607,678

Energy — 0.5%
Oil, Gas & Consumable Fuels — 0.5%
EOG Resources Inc., Senior Notes	3.900%	4/1/35	2,210,000	2,006,000
EQT Corp., Senior Notes	7.000%	2/1/30	5,000,000	5,267,143	(b)

Total Energy				7,273,143

Financials — 0.5%
Banks — 0.4%
BAC Capital Trust XIV, Junior Subordinated Notes (3 mo. USD LIBOR + 0.400%, 4.000% floor)	4.000%	12/16/22	200,000	151,124	(b)(f)
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	800,000	742,054	(b)

See Notes to Schedule of Investments.

14	Western Asset SMASh Series M Fund 2022 Quarterly Report

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	$4,420,000	$3,817,649	(b)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	880,000	755,024	(b)(e)

Total Banks				5,465,851

Capital Markets — 0.1%
Credit Suisse AG, Senior Notes	3.700%	2/21/25	2,250,000	2,049,797
Insurance — 0.0%††
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/2171	8,944	12,477	(e)(f)

Total Financials				7,528,125

Industrials — 1.3%
Transportation Infrastructure — 1.3%
DP World Ltd., Senior Notes	5.625%	9/25/48	20,510,000	18,637,601	(e)
Materials — 0.3%
Chemicals — 0.2%
OCP SA, Senior Notes	4.500%	10/22/25	1,980,000	1,939,529	(e)

Metals & Mining — 0.1%
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,550,000	1,391,629

Total Materials				3,331,158

Total Corporate Bonds & Notes (Cost — $54,800,962)				50,377,705

Sovereign Bonds — 0.8%
Mexico — 0.6%
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	6,810,000	5,504,584
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	3,430,000	2,976,621

Total Mexico				8,481,205

Qatar — 0.2%
Qatar Government International Bond,
Senior Notes	3.250%	6/2/26	1,580,000	1,520,752	(g)
Qatar Government International Bond,
Senior Notes	4.817%	3/14/49	1,880,000	1,830,650	(e)

Total Qatar				3,351,402

Total Sovereign Bonds (Cost — $14,154,549)				11,832,607

Total Investments before Short-Term Investments (Cost — $1,543,184,108)				1,437,792,244

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2022 Quarterly Report	15

Schedule of Investments (unaudited) (cont’d)

November 30, 2022

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Shares	Value
Short-Term Investments — 10.2%
BNY Mellon Cash Reserve Fund (Cost — $142,484,674)	1.800%	142,484,674	$142,484,674	(h)

Total Investments — 112.5% (Cost — $1,685,668,782)			1,580,276,918

Liabilities in Excess of Other Assets — (12.5)%			(175,014,336)

Total Net Assets — 100.0%			$1,405,262,582

††	Represents less than 0.1% .
(a)	Securities traded on a when-issued or delayed delivery basis.
(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2022, the Fund held TBA securities with a total cost of $231,833,451.
(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Security has no maturity date. The date shown represents the next call date.
(g)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(h)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

See Notes to Schedule of Investments.

16	Western Asset SMASh Series M Fund 2022 Quarterly Report

Western Asset SMASh Series M Fund

At November 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes 2,061		3/23	$422,750,090	$423,245,674	$495,584
U.S. Treasury 5-Year Notes 20,067		3/23	2,168,124,947	2,178,680,411	10,555,464
U.S. Treasury Long-Term Bonds	38	3/23	4,784,296	4,826,000	41,704
U.S. Treasury Ultra
Long-Term Bonds	291	3/23	39,142,427	39,657,844	515,417

					11,608,169

Contracts to Sell:
U.S. Treasury 10-Year Notes 897		3/23	101,226,145	101,809,500	(583,355)
U.S. Treasury Ultra 10-Year Notes	19	3/23	2,251,503	2,273,469	(21,966)
					(605,321)

Net unrealized appreciation on open futures contracts					$11,002,848

At November 30, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation
	69,845,000	2/15/47	1.520% annually	Daily SOFR Compound annually	$(2,250,387)	$22,078,655
	27,580,000	8/15/47	1.650% annually	Daily SOFR Compound annually	2,772,623	4,508,869

Total					$522,236	$26,587,524

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2022 Quarterly Report	17

Schedule of investments (unaudited) (cont’d)

November 30,2022

Western Asset SMASh Series M Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.38 Index	$56,970,000	6/20/27	1.000% quarterly	$752,972	$669,010	$83,962
Markit CDX.NA.IG.39 Index	109,591,000	12/20/27	1.000% quarterly	1,194,565	513,918	680,647

Total	$166,561,000			$1,947,537	$1,182,928	$764,609

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

SOFR — Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

18	Western Asset SMASh Series M Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services—Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open—end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

19

Notes to Schedule of Investments (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

20

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$573,101,793	—	$573,101,793
Collateralized Mortgage
Obligations	—	559,927,972	—	559,927,972
Asset-Backed Securities	—	242,552,167	—	242,552,167
Corporate Bonds & Notes	—	50,377,705	—	50,377,705
Sovereign Bonds	—	11,832,607	—	11,832,607
Total Long-Term Investments	—	1,437,792,244	—	1,437,792,244
Short-Term Investments†	—	142,484,674	—	142,484,674

Total Investments	—	$1,580,276,918	—	$1,580,276,918

Other Financial Instruments:
Futures Contracts††	$11,608,169	—	—	$11,608,169
Centrally Cleared Interest Rate Swaps††	—	$26,587,524	—	26,587,524
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	764,609	—	764,609

Total Other Financial Instruments	$11,608,169	$27,352,133	—	$38,960,302

Total	$11,608,169	$1,607,629,051	—	$1,619,237,220

21

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$605,321	—	—	$605,321

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

22